Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	£ 34.3	£ 17.9	[1]
Litigation settlement	21.7		[1]
Impairment charge on intangible assets	3.9	17.1
Restructuring costs in relation to Covid-19	19.7	39.3	[1]
Impairment of goodwill		£ 2,812.9	[1]
Covid-19 Pandemic
Disclosure Of Information About Operating Cost [line items]
Restructuring costs in relation to Covid-19	19.7
Investor day in december two thousand and eighteen restructuring and transformation plan [member]
Disclosure Of Information About Operating Cost [line items]
IT Transformation Costs	8.1
Restructuring costs in relation to the continuing restructuring plan	£ 26.2

[1]	Figures have been restated as described in the accounting policies.